Derivatives (Details 1) (Interest Rate Contracts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest Rate Contracts [Member]
Net losses recorded in accumulated other comprehensive income (loss) and Income relating to the cash flow derivative
Net amount of gain (loss) recognized in OCI (Effective Portion)	$ 17	$ 529
Net amount of gain (loss) reclassified from OCI to interest income	0	0
Net amount of gain (loss) recognized in other non interest income (Ineffective Portion)	$ 0	$ 0